LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders:	$ (131,568)	¥ (913,477,000)	¥ (88,691,000)	¥ (6,841,000)
Denominator:
Number of shares outstanding, opening	400,165,607	400,165,607	413,147,475	373,380,252
Weighted average number of shares issued	20,702,130	20,702,130	1,423,986	53,904,519
Weighted average number of shares repurchased	(12,678,015)	(12,678,015)	(7,421,952)	(23,882,843)
Weighted-average number of shares outstanding - Basic	408,189,722	408,189,722	407,149,509	403,401,928
Weighted-average number of shares outstanding - Diluted	408,189,722	408,189,722	407,149,509	403,401,928
Loss per share
-Basic (in CNY or dollars per share) | (per share)	$ (0.32)	¥ (2.24)	¥ (0.22)	¥ (0.02)
-Diluted (in CNY or dollars per share) | (per share)	$ (0.32)	¥ (2.24)	¥ (0.22)	¥ (0.02)
Options exercised (in shares)	1,325,241	1,325,241	8,776,032	0
Restricted shares vested (in shares)	33,762,181	33,762,181	9,291,500	0
Ordinary shares
Loss per share
Share re issued to depository bank (in shares)			163,904	31,379,008
Share issued to depository bank (in shares)	23,000,000	23,000,000
Consideration received from issuance of share | ¥			¥ 0	¥ 0